Income taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of profit (loss) before taxes
U.S	$ 2,250	$ 778	$ (648)
Non-U.S	4,475	2,972	1,217
Consolidated profit before taxes	6,725	3,750	569
Current tax provision (benefit):
U.S.	750	247	(443)
Non-U.S.	1,014	645	350
State (U.S.)	72	44	(13)
Current tax provision (benefit)	1,836	936	(106)
Deferred tax provision (benefit):
U.S.	2	103	1
Non-U.S.	(92)	(75)	(149)
State (U.S.)	(26)	4	(16)
Deferred tax provision (benefit)	(116)	32	(164)
Provision (benefit) for income taxes	1,720	968	(270)
Proceeds from net income tax and related interest refunds			136
Income taxes paid	$ 1,369	$ 264